Lease Agreements - Finance and Operating Lease Maturity Schedules (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Finance Leases
2020	$ 991
2021	955
2022	975
2023	992
2024	1,012
Later years	6,365
Total lease payments	11,290
Less: imputed interest	(2,486)
Total lease obligations	8,804
Operating Leases
2020	7,716
2021	7,042
2022	6,010
2023	4,860
2024	2,176
Later years	5,866
Total lease payments	33,670
Less: imputed interest	(4,373)
Total lease obligations	$ 29,297